                                    [PHOTO]

                       Semiannual Report January 31, 2002

Oppenheimer

Cash Reserves


                            [LOGO] OppenheimerFunds(R)
                                   The Right Way to Invest

REPORT HIGHLIGHTS

Fund Objective

Oppenheimer Cash Reserves seeks the maximum current income that is consistent with stability of principal.

    CONTENTS

 1  Letter to Shareholders

 3  An Interview with Your Fund's Managers

 6  Financial Statements

23  Officers and Trustees

Current Yield*

           For the Seven-Day Period
           Ended 1/31/02

           With               Without
           Compounding/1/     Compounding
------------------------------------------
Class A    0.96%              0.95%
------------------------------------------
Class B    0.40               0.40
------------------------------------------
Class C    0.39               0.39
------------------------------------------
Class N    0.65               0.65

Current Yield*
           For the Six-Month Period
           Ended 1/31/02

           With               Without
           Compounding/1/     Compounding
------------------------------------------
Class A    1.82%              1.81%
------------------------------------------
Class B    1.26               1.25
------------------------------------------
Class C    1.27               1.26
------------------------------------------
Class N    1.66               1.64

Shares of Oppenheimer Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not issued by the FDIC or any other agency, and involve investment risks, including the possible loss of principal amount invested.

*See Notes on page 5 for further details.
1. Compounded yields assume reinvestment of dividends.

LETTER TO SHAREHOLDERS

Dear Shareholder,

[PHOTO]
James C. Swain
Chairman
Oppenheimer Cash Reserves

[PHOTO]
John V. Murphy
President
Oppenheimer Cash Reserves

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

                          1 | OPPENHEIMER CASH RESERVES

LETTER TO SHAREHOLDERS

     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

     We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,


/s/ James C. Swain                             /s/ John V. Murphy

James C. Swain                                 John V. Murphy
February 22, 2002                              February 22, 2002

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                          2 | OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management Team
Carol E. Wolf
Barry D. Weiss

How has the Fund performed over the past six months?
During the six-month period ended January 31, 2002, Oppenheimer Cash Reserves maintained a stable share price of $1.00 per share, while continuing to provide its investors with a steady stream of income. For the seven-day period that ended January 31, 2002, the Fund's compounded current yield for Class A shares was 0.96%; without compounding, the corresponding yield for Class A shares was 0.95%./2/ These returns were generally lower than the yields reported one year ago, primarily because of lower short-term interest rates during the reporting period.

What was the economic situation like for the past six months?
The U.S. officially entered a recession in March 2001, ending an unprecedented run of 10 years of economic growth. With the events of September 11, 2001, massive job losses and disappointing company earnings, the economy has experienced large-scale deterioration during the second half of our reporting period. The Federal Reserve Board (the Fed) has moved aggressively to bolster the nation's troubled economy by making five successive rate cuts during the period, bringing the benchmark interest rate down from 3.50% to 1.75%, its lowest level in almost 40 years. The continued reduction of interest rates has had a profound effect on the yields the Fund is able to generate.

How did you manage the Fund in such an environment?
Faced with an extremely challenging investment environment, Oppenheimer Cash Reserves continues to perform in-depth reviews of the companies in which we invest in order to help insure that they are of the highest credit quality. As a result, we have generally avoided taking positions in such industries as airlines, travel, hotels and energy traders during the period.

2. The seven-day simple yield is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account's compounded interest rate. Compounded yields assume reinvestment of dividends. Unlike an investment in the Fund, deposits in a savings account are generally insured by the FDIC.

                          3 | OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS

     With current yields at a 40-year low, the Fund has been investing in longer maturity instruments to capture their higher yields. As a result, as of January 31, 2002, the Fund was near a weighted average maturity of 60 days. We have sought investments in commercial paper, asset-backed commercial paper, agency discount notes, certificates of deposit, medium-term notes, and floating-rate notes. In particular, we have been buying large quantities of U.S. Government agencies because they have been issuing in the longer term and their yield has been within a point or two of corporate issues. Because we have not been successful in finding many longer maturity floating-rate products that reset at 90 or 180 days, compared with shorter term floating-rate paper, we significantly reduced our floating-rate holdings.

What is your outlook over the coming months?
The current investment outlook for the Fund is based on the expectation of lower yields resulting from Fed cuts that occurred in 2001. Given that money market funds generally invest in short-term securities than other fixed income funds, most money market funds will feel the impact of further rate cuts very quickly. In a climate of such severely depressed interest rates, we will continue to seek to invest in high quality names and to strive to maximize shareholder returns. Regardless of the direction of interest rates over the coming months, we will continue to search for attractive yield while prudently keeping your objectives of safety and liquidity first in mind. This is part of our commitment to keep Oppenheimer Cash Reserves an important part of The Right Way to Invest.

                          4 | OPPENHEIMER CASH RESERVES

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

                          5 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS January 31, 2002 / Unaudited

                                                                                       Principal              Value
                                                                                          Amount         See Note 1
===================================================================================================================
Certificates of Deposit--10.3%
-------------------------------------------------------------------------------------------------------------------
Domestic Certificates of Deposit--1.2%
Citibank NA:
2.11%, 2/1/02                                                                          $ 5,000,000      $ 5,000,000
-------------------------------------------------------------------------------------------------------------------
National Bank of Commerce, Tennessee:
1.94%, 2/15/02                                                                           5,000,000        5,000,000
                                                                                                        -----------
                                                                                                         10,000,000
-------------------------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit--9.1%
Abbey National Treasury Services (gtd. by Abbey National plc):
1.84%, 7/24/02                                                                           3,000,000        3,000,000
1.87%, 7/31/02                                                                          10,000,000       10,000,000
2.41%, 4/2/02                                                                           10,000,000       10,002,927
-------------------------------------------------------------------------------------------------------------------
Bank of Scotland Treasury:
3.49%, 2/6/02                                                                           10,000,000        9,995,153
-------------------------------------------------------------------------------------------------------------------
BNP Paribas, Chicago:
1.77%, 8/1/02                                                                            5,000,000        5,000,000
1.82%, 5/3/02                                                                            4,000,000        4,000,000
2.07%, 2/8/02                                                                            5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
2.15%, 2/6/02                                                                            5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
1.68%, 7/15/02                                                                          10,000,000       10,000,000
3.41%, 2/22/02                                                                           5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT:
1.775%, 7/31/02                                                                          5,000,000        5,000,124
                                                                                                        -----------
                                                                                                         71,998,204
                                                                                                        -----------
Total Certificates of Deposit (Cost $81,998,204)                                                         81,998,204

===================================================================================================================
Direct Bank Obligations--5.0%
Bank of Scotland Treasury:
1.80%, 3/13/02                                                                          10,000,000        9,980,000
-------------------------------------------------------------------------------------------------------------------
Nationwide Building Society:
2.04%, 2/7/02                                                                           10,000,000        9,996,600
2.23%, 2/11/02                                                                           4,500,000        4,497,212
-------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc. (gtd. by Merita Bank plc):
2.10%, 5/20/02                                                                           5,000,000        4,968,500
2.28%, 4/17/02                                                                           5,000,000        4,976,250
-------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV:
2.22%, 4/3/02                                                                            5,000,000        4,981,192
                                                                                                        -----------
Total Direct Bank Obligations (Cost $39,399,754)                                                         39,399,754

===================================================================================================================
Letters of Credit--8.0%

Bank of America, guaranteeing commercial paper of
Formosa Plastics Corp. U.S.A.:
1.76%, 3/12/02                                                                           8,700,000        8,683,412
-------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of
Barclays US Funding Corp.:
1.83%, 2/28/02                                                                          10,000,000        9,986,275

                         6 | OPPENHEIMER CASH RESERVES

                                                                    Principal             Value
                                                                       Amount        See Note 1
-----------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of
Banco Nacional de Comercio Exterior SNC:
1.92%, 7/26/02                                                   $ 10,000,000       $ 9,906,667
-----------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper
of NATC California LLC:
1.79%, 4/29/02                                                     15,000,000        14,935,112
-----------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of
Societe Generale North America:
2.30%, 2/11/02                                                      5,000,000         4,996,806
-----------------------------------------------------------------------------------------------
Toronto Dominion Bank, guaranteeing commercial paper
of Toronto Dominion Holdings, Inc.:
1.795%, 3/20/02                                                    15,000,000        14,964,848
                                                                                    -----------
Total Letters of Credit (Cost $ 63,473,120)                                          63,473,120

===============================================================================================
Short-Term Notes--56.4%
-----------------------------------------------------------------------------------------------
Asset-Backed--16.4%
Asset Portfolio Funding:
1.83%, 3/20/02/1/                                                  10,500,000        10,474,914
-----------------------------------------------------------------------------------------------
BILLS Securitisation Ltd.:
2.16%, 4/22/02                                                      1,000,000           995,200
-----------------------------------------------------------------------------------------------
Charta Corp.:
2.03%, 2/21/02/1/                                                   3,800,000         3,795,714
-----------------------------------------------------------------------------------------------
Corporate Receivables Corp.:
2.04%, 2/20/02/1/                                                  10,000,000         9,989,233
-----------------------------------------------------------------------------------------------
CXC, Inc.:
2.18%, 2/7/02/1/                                                    4,000,000         3,998,547
-----------------------------------------------------------------------------------------------
Edison Asset Securitization LLC:
1.78%, 3/6/02/1/                                                    8,300,000         8,286,457
1.82%, 3/11/02/1/                                                   3,900,000         3,892,508
-----------------------------------------------------------------------------------------------
Galaxy Funding, Inc.:
2.05%, 5/16/02/1/                                                   5,000,000         4,970,389
2.07%, 2/22/02/1/                                                   6,000,000         5,992,755
2.21%, 2/8/02/1/                                                    1,000,000           999,570
-----------------------------------------------------------------------------------------------
GOVCO, Inc.:
1.75%, 4/22/02/1/                                                  10,000,000         9,961,111
-----------------------------------------------------------------------------------------------
Greyhawk Funding LLC:
1.82%, 3/5/02/1/                                                   10,000,000         9,983,822
-----------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
1.85%, 7/24/02/1/                                                  10,000,000         9,911,097
1.93%, 7/25/02/1/                                                   5,000,000         4,953,358
2.10%, 2/5/02/1/                                                    6,000,000         5,998,600
-----------------------------------------------------------------------------------------------
New Center Asset Trust:
2.05%, 2/25/02                                                      5,000,000         4,993,167
-----------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
1.93%, 3/8/02/1/                                                    5,000,000         4,990,618
-----------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
1.93%, 2/1/02/1/                                                   15,800,000        15,800,000
2.31%, 2/6/02/1/                                                    5,000,000         4,998,396

                         7 | OPPENHEIMER CASH RESERVES
                           |
                           |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                           Principal            Value
                                                                              Amount       See Note 1
-----------------------------------------------------------------------------------------------------
Asset-Backed Continued
Victory Receivables Corp.:
2.12%, 2/21/02/1/                                                        $ 5,000,000     $  4,994,111
                                                                                         ------------
                                                                                          129,979,567

-----------------------------------------------------------------------------------------------------
Beverages--0.6%
Diageo Capital plc:
2.30%, 2/6/02/1/                                                           5,000,000        4,998,403
-----------------------------------------------------------------------------------------------------
Broker-Dealers--6.8%
Banc of America Securities LLC:
2.075%, 2/1/02/2/                                                         15,000,000       15,000,000
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, Promissory Note:
1.99%, 6/14/02/3/                                                          6,000,000        6,000,000
2%, 5/23/02                                                               10,000,000       10,000,000
2.03%, 5/10/02/3/                                                          3,400,000        3,400,000
3.46%, 3/4/02/3/                                                           4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co. (Masternote Facility):
1.875%, 12/2/02/2/                                                        10,000,000       10,000,000
-----------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
1.78%, 3/15/02                                                             5,000,000        4,989,617
                                                                                         ------------
                                                                                           53,389,617

-----------------------------------------------------------------------------------------------------
Commercial Finance--4.0%
Countrywide Home Loans, Series I:
2.036%, 6/7/02/2/                                                         15,000,000       14,998,458
-----------------------------------------------------------------------------------------------------
Private Export Fund Corp.:
2.09%, 5/28/02/1/                                                          2,000,000        1,986,531
-----------------------------------------------------------------------------------------------------
Tyco Capital Corp.:
2%, 2/27/02                                                                5,000,000        4,992,778
2.05%, 2/25/02                                                            10,000,000        9,986,333
                                                                                         ------------
                                                                                           31,964,100

-----------------------------------------------------------------------------------------------------
Diversified Financial--0.9%
General Electric Capital Services:
2.01%, 5/2/02                                                              2,000,000        1,989,950
-----------------------------------------------------------------------------------------------------
Prudential Funding LLC:
2.29%, 3/1/02                                                              5,000,000        4,991,094
                                                                                         ------------
                                                                                            6,981,044

-----------------------------------------------------------------------------------------------------
Food--2.1%
Nestle Capital Corp.:
1.795%, 3/21/02/1/                                                         6,000,000        5,985,640
2.08%, 5/30/02/1/                                                         11,000,000       10,925,004
                                                                                         ------------
                                                                                           16,910,644

-----------------------------------------------------------------------------------------------------
Gas Utilities--2.1%
Centrica plc:
1.82%, 4/17/02/1/                                                         12,000,000       11,954,500
2.04%, 5/15/02/1/                                                          5,000,000        4,970,817
                                                                                         ------------
                                                                                           16,925,317

                         8 | OPPENHEIMER CASH RESERVES
                           |
                           |

                                                                             Principal            Value
                                                                                Amount       See Note 1
--------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.0%
American Home Products:
1.87%, 4/26/02/1/                                                         $ 10,000,000      $ 9,956,367
2.05%, 2/12/02/1/                                                            5,000,000        4,996,868
2.15%, 2/14/02/1/                                                            1,900,000        1,898,525
--------------------------------------------------------------------------------------------------------
Aventis:
1.65%, 3/11/02/1/                                                            5,000,000        4,991,292
1.75%, 3/7/02/1/                                                            10,000,000        9,983,472
                                                                                            ------------
                                                                                             31,826,524

--------------------------------------------------------------------------------------------------------
Insurance--4.2%
ING America Insurance Holdings, Inc.:
2.29%, 2/14/02                                                               3,000,000        2,997,519
--------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.:
1.72%, 4/3/02                                                                5,100,000        5,085,136
--------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
1.884%, 2/1/02/2/                                                           10,000,000       10,000,000
--------------------------------------------------------------------------------------------------------
Pacific Life Insurance Co.:
1.894%, 2/1/02/2,3/                                                          5,000,000        5,000,000
--------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America:
1.881%, 2/1/02/2/                                                           10,000,000       10,000,000
                                                                                            ------------
                                                                                             33,082,655

--------------------------------------------------------------------------------------------------------
Metals/Mining--2.5%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc & Rio Tinto Ltd.):
1.62%, 4/16/02/1/                                                           10,000,000        9,966,700
1.80%, 3/21/02/1/                                                           10,000,000        9,976,000
                                                                                            ------------
                                                                                             19,942,700

--------------------------------------------------------------------------------------------------------
Nondurable Household Goods--2.7%
Colgate-Palmolive Co.:
1.73%, 4/10/02/1/                                                            8,000,000        7,973,858
--------------------------------------------------------------------------------------------------------
Gillette Co.:
1.79%, 6/10/02/1/                                                           13,000,000       12,916,616
                                                                                            ------------
                                                                                             20,890,474

--------------------------------------------------------------------------------------------------------
Oil: International--1.3%
BP Amoco Capital plc:
2.24%, 4/3/02                                                                5,000,000        4,981,022
--------------------------------------------------------------------------------------------------------
Texaco, Inc.:
1.91%, 2/27/02                                                               5,000,000        4,993,103
                                                                                            ------------
                                                                                              9,974,125

--------------------------------------------------------------------------------------------------------
Special Purpose Financial--5.9%
Breeds Hill Capital Co. LLC, Series A:
1.68%, 3/14/02/1/                                                           10,000,000        9,980,867
--------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B:
2.09%, 4/30/02                                                               2,000,000        1,989,782
--------------------------------------------------------------------------------------------------------
Independence Funding LLC:
1.83%, 2/21/02-3/13/02/1/                                                   10,800,000       10,781,904

                         9 | OPPENHEIMER CASH RESERVES
                           |
                           |

STATMENT OF INVESTMENTS Unaudited / Continued

                                                                    Principal               Value
                                                                       Amount          See Note 1
-------------------------------------------------------------------------------------------------
Special Purpose Financial Continued
K2 (USA) LLC:
2.05%, 6/17/02/1/                                                 $ 2,000,000       $   1,984,511
2.06%, 5/22/02/1/                                                   3,000,000           2,981,117
-------------------------------------------------------------------------------------------------
MONET Trust, Series 2000-1:
1.97%, 6/28/02/2,3/                                                 9,000,000           9,000,000
-------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.35%, 3/7/02/1/                                                   10,000,000           9,968,361
                                                                                    -------------
                                                                                       46,686,542

-------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.9%
SBC Communications, Inc.:
2.08%, 2/28/02/1/                                                   5,000,000           4,992,200
-------------------------------------------------------------------------------------------------
SBC International, Inc.:
1.72%, 4/24/02/1/                                                  18,000,000          17,929,480
                                                                                    -------------
                                                                                       22,921,680
                                                                                    -------------
Total Short-Term Notes (Cost $446,473,392)                                           446,473,392

=================================================================================================
U.S. Government Agencies--19.8%

Federal Farm Credit Bank:
6.875%, 5/1/02                                                     10,680,000          10,800,390
-------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
6.75%, 2/15/02                                                     23,750,000          23,780,293
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
1.59%, 4/18/02                                                     15,000,000          14,949,650
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.67%, 7/17/02                                                     10,000,000           9,922,995
1.96%, 4/25/02                                                     10,000,000           9,954,811
6.59%, 5/21/02                                                     10,000,000          10,135,591
6.625%, 4/15/02                                                    15,000,000          15,146,784
-------------------------------------------------------------------------------------------------
FNMA Master Credit Facility:
1.77%, 4/8/02                                                      10,000,000           9,967,550
1.83%, 4/3/02                                                      10,000,000           9,968,992
2.00%, 3/1/02                                                      25,000,000          24,961,111
2.08%, 3/1/02                                                      10,000,000           9,983,822
2.42%, 4/1/02                                                       7,000,000           6,972,237
                                                                                    -------------
Total U.S. Government Agencies (Cost $156,544,226)                                   156,544,226

-------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $787,888,696)                         99.5%        787,888,696
-------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                           0.5           4,164,514
                                                                  -------------------------------
Net Assets                                                              100.0%      $ 792,053,210
                                                                  ===============================

                         10 | OPPENHEIMER CASH RESERVES
                            |
                            |

Footnotes to Statement of Investments

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $296,090,233, or 37.38% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable or increasing rate security.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                         11 | OPPENHEIMER CASH RESERVES
                            |
                            |

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2002
==============================================================================================================
Assets

Investments, at value (cost $787,888,696)--see accompanying statement                            $787,888,696
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                1,259,538
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                  6,547,932
Interest                                                                                            1,885,875
Other                                                                                                  73,652
                                                                                                 -------------
Total assets                                                                                      797,655,693

==============================================================================================================
Liabilities

Payables and other liabilities:
Shares of beneficial interest redeemed                                                              5,128,546
Shareholder reports                                                                                   239,939
Dividends                                                                                             148,669
Distribution and service plan fees                                                                     75,713
Transfer and shareholder servicing agent fees                                                             839
Trustees' compensation                                                                                    120
Other                                                                                                   8,657
                                                                                                 -------------
Total liabilities                                                                                   5,602,483

==============================================================================================================
Net Assets                                                                                       $792,053,210
                                                                                                 =============

==============================================================================================================
Composition of Net Assets

Paid-in capital                                                                                  $791,960,442
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                        92,768
                                                                                                 -------------
Net Assets                                                                                       $792,053,210
                                                                                                 ============

==============================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$403,789,900 and 403,803,191 shares of beneficial interest outstanding)                          $       1.00
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 291,494,619 and
291,455,758 shares of beneficial interest outstanding)                                           $       1.00
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 77,499,569 and
77,487,901 shares of beneficial interest outstanding)                                            $       1.00
--------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 19,269,122 and
19,268,262 shares of beneficial interest outstanding)                                            $       1.00

See accompanying Notes to Financial Statements.

                         12 | OPPENHEIMER CASH RESERVES
                            |
                            |

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2002
==============================================================================================
Investment Income

Interest                                                                         $ 11,898,820

==============================================================================================
Expenses

Management fees                                                                     1,913,580
----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               399,315
Class B                                                                             1,123,018
Class C                                                                               349,714
Class N                                                                                20,362
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                               706,402
Class B                                                                               516,187
Class C                                                                               161,295
Class N                                                                                17,031
----------------------------------------------------------------------------------------------
Shareholder reports                                                                   331,117
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                            13,463
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                  3,375
----------------------------------------------------------------------------------------------
Other                                                                                 192,210
                                                                                 ------------
Total expenses                                                                      5,747,069
Less reduction to custodian expenses                                                   (4,306)
Less voluntary waiver of transfer and shareholder servicing agent fees                (11,530)
                                                                                 ------------
Net expenses                                                                        5,731,233

==============================================================================================
Net Investment Income                                                               6,167,587

==============================================================================================
Net Realized Gain (Loss) on Investments                                               106,532

==============================================================================================
Net Increase in Net Assets Resulting from Operations                             $  6,274,119
                                                                                 =============

See accompanying Notes to Financial Statements.

                         13 | OPPENHEIMER CASH RESERVES
                            |
                            |

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                     Ended
                                                                               January 31,            Year Ended
                                                                                      2002              July 31,
                                                                               (Unaudited)                  2001
================================================================================================================
Operations

Net investment income (loss)                                                 $   6,167,587        $  27,708,749
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           106,532              (18,474)
                                                                             -----------------------------------
Net increase (decrease) in net assets resulting from operations                  6,274,119           27,690,275

================================================================================================================
Dividends and/or Distributions to Shareholders:

Class A                                                                         (3,709,814)         (16,436,745)
Class B                                                                         (1,806,991)          (8,471,083)
Class C                                                                           (586,647)          (2,791,572)
Class N                                                                            (64,135)              (9,349)

================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                          7,841,091           78,707,756
Class B                                                                         52,252,580           66,862,410
Class C                                                                         (7,590,144)          35,697,673
Class N                                                                         14,993,553            4,274,709

================================================================================================================
Net Assets

Total increase                                                                  67,603,612          185,524,074
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                            724,449,598          538,925,524
                                                                             -----------------------------------
End of period                                                                $ 792,053,210        $ 724,449,598
                                                                             ===================================

See accompanying Notes to Financial Statements.

                         14 | OPPENHEIMER CASH RESERVES
                            |
                            |

FINANCIAL HIGHLIGHTS

                                                       Six Months                                                        Year
                                                            Ended                                                       Ended
                                                 January 31, 2002                                                    July 31,
Class A                                               (Unaudited)        2001       2000        1999        1998         1997
====================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $   1.00    $   1.00   $   1.00    $   1.00    $   1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                       .01         .05        .05         .04         .04          .04
Dividends and/or distributions
to shareholders                                              (.01)       (.05)      (.05)       (.04)       (.04)        (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   1.00    $   1.00   $   1.00    $   1.00    $   1.00    $    1.00
                                                         ===========================================================================

====================================================================================================================================
Total Return/1/                                              0.91%       4.84%      5.10%       4.30%       4.61%        4.41%

====================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                 $403,790    $395,898   $317,198    $264,632    $210,477    $ 172,970
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $406,152    $351,490   $312,440    $245,622    $186,795    $ 179,948
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                        1.80%       4.67%      5.00%       4.22%       4.48%        4.33%
Expenses                                                     1.15%       1.15%      1.06%       1.10%       1.28%/3/     1.29%/3/

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.Total returns are not annualized for periods of less than one full year.Total returns reflect changes in net investment income only.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                         15 | OPPENHEIMER CASH RESERVES
                            |
                            |

FINANCIAL HIGHLIGHTS Continued

                                                       Six Months                                                        Year
                                                            Ended                                                       Ended
                                                 January 31, 2002                                                    July 31,
Class B                                               (Unaudited)        2001       2000        1999        1998         1997
====================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $   1.00    $   1.00   $   1.00    $   1.00    $   1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                       .01         .04        .04         .04         .04          .04
Dividends and/or distributions
to shareholders                                              (.01)       (.04)      (.04)       (.04)       (.04)        (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   1.00    $   1.00   $   1.00    $   1.00    $   1.00    $    1.00
                                                         ===========================================================================

====================================================================================================================================
Total Return/1/                                              0.63%       4.25%      4.52%       3.72%       3.98%        3.82%

====================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                 $291,495    $239,201   $172,345    $204,081     $80,005      $54,009
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $297,317    $208,775   $225,824    $170,068     $73,003      $67,333
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                        1.22%       4.07%      4.40%       3.67%       3.93%        3.78%
Expenses                                                     1.70%       1.70%      1.61%       1.65%       1.83%/3/     1.84%/3/


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.Total returns are not annualized for periods of less than one full year.Total returns reflect changes in net investment income only.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                         16 | OPPENHEIMER CASH RESERVES
                            |
                            |

                                                       Six Months                                                        Year
                                                            Ended                                                       Ended
                                                 January 31, 2002                                                    July 31,
Class C                                               (Unaudited)        2001       2000        1999        1998         1997
====================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                     $   1.00    $   1.00   $   1.00    $   1.00    $   1.00    $    1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                       .01         .04        .04         .04         .04          .04
Dividends and/or distributions
to shareholders                                              (.01)       (.04)      (.04)       (.04)       (.04)        (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   1.00    $   1.00   $   1.00    $   1.00    $   1.00    $    1.00
                                                         ===========================================================================

====================================================================================================================================
Total Return/1/                                              0.64%       4.26%      4.52%       3.73%       3.99%        3.84%

====================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                 $ 77,500    $ 85,076   $ 49,382    $ 49,607    $ 18,101    $   9,125
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 92,493    $ 68,741   $ 59,556    $ 37,244    $ 15,297    $  10,930
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                        1.27%       4.07%      4.44%       3.67%       3.94%        3.78%
Expenses                                                     1.70%       1.70%      1.61%       1.65%       1.83%/3/     1.85%/3/


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.Total returns are not annualized for periods of less than one full year.Total returns reflect changes in net investment income only.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                         17 | OPPENHEIMER CASH RESERVES
                            |
                            |

FINANCIAL HIGHLIGHTS Continued

                                                        Six Months    Period
                                                             Ended     Ended
                                                  January 31, 2002   July 31,
Class N                                                (Unaudited)      2001/1/
===============================================================================
Per Share Operating Data

Net asset value, beginning of period                      $   1.00   $  1.00
-------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                        .01       .01
Dividends and/or distributions to shareholders                (.01)     (.01)
-------------------------------------------------------------------------------
Net asset value, end of period                            $   1.00   $  1.00
                                                          =====================

===============================================================================
Total Return/2/                                               0.83%     1.49%

===============================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $ 19,269   $ 4,275
-------------------------------------------------------------------------------
Average net assets (in thousands)                         $  9,753   $   737
-------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                         1.31%     3.03%
Expenses                                                      1.36%     1.19%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.Total returns are not annualized for periods of less than one full year.Total returns reflect changes in net investment income only.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                         18 | OPPENHEIMER CASH RESERVES
                            |
                            |

NOTES TO FINANCIAL STATEMENTS Unaudited

===============================================================================
1. Significant Accounting Policies
Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
     As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of zero. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

                         19 | OPPENHEIMER CASH RESERVES
                            |
                            |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

===============================================================================
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended January 31, 2002          Year Ended July 31, 2001/1/
                                     Shares              Amount             Shares           Amount
---------------------------------------------------------------------------------------------------
Class A
Sold                            370,824,196      $  370,824,196      1,204,183,854  $ 1,204,183,854
Dividends and/or
distributions reinvested          3,568,168           3,568,168         15,219,869       15,219,869
Redeemed                       (366,551,273)       (366,551,273)    (1,140,695,967)  (1,140,695,967)
                              ---------------------------------------------------------------------
Net increase (decrease)           7,841,091      $    7,841,091         78,707,756  $    78,707,756
                              =====================================================================

---------------------------------------------------------------------------------------------------
Class B
Sold                            277,441,579      $  277,441,579        593,249,893  $   593,249,893
Dividends and/or
distributions reinvested          1,685,562           1,685,562          7,307,928        7,307,928
Redeemed                       (226,874,561)       (226,874,561)      (533,695,411)    (533,695,411)
                              ---------------------------------------------------------------------
Net increase (decrease)          52,252,580      $   52,252,580         66,862,410  $    66,862,410
                              =====================================================================

---------------------------------------------------------------------------------------------------
Class C
Sold                            113,693,975      $  113,693,975        704,729,916  $   704,729,916
Dividends and/or
distributions reinvested            481,351             481,351          2,258,358        2,258,358
Redeemed                       (121,765,470)       (121,765,470)      (671,290,601)    (671,290,601)
                              ---------------------------------------------------------------------
Net increase (decrease)          (7,590,144)     $   (7,590,144)        35,697,673  $    35,697,673
                              =====================================================================

---------------------------------------------------------------------------------------------------
Class N
Sold                             25,000,306      $   25,000,306          6,629,109  $     6,629,109
Dividends and/or
distributions reinvested             62,107              62,107              6,894            6,894
Redeemed                        (10,068,860)        (10,068,860)        (2,361,294)      (2,361,294)
                              ---------------------------------------------------------------------
Net increase (decrease)          14,993,553      $   14,993,553          4,274,709  $     4,274,709
                              =====================================================================

1. For the year ended July 31, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.

                         20 | OPPENHEIMER CASH RESERVES
                            |
                            |

================================================================================
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.47%.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                                 Concessions       Concessions       Concessions      Concessions
                                                  on Class A        on Class B        on Class C       on Class N
                                                      Shares            Shares            Shares           Shares
                                                 Advanced by       Advanced by       Advanced by      Advanced by
Six Months Ended                                 Distributor/1/    Distributor/1/    Distributor/1/   Distributor/1/
--------------------------------------------------------------------------------------------------------------------
January 31, 2002                                $         --      $    506,937      $    116,019     $    218,070


1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                                             Class A                  Class B                    Class C                     Class N
                                 Contingent Deferred      Contingent Deferred        Contingent Deferred         Contingent Deferred
                                       Sales Charges            Sales Charges              Sales Charges               Sales Charges
                                            Retained                 Retained                   Retained                    Retained
Six Months Ended                      by Distributor           by Distributor             by Distributor              by Distributor
------------------------------------------------------------------------------------------------------------------------------------
January 31, 2002                 $            47,617      $            24,611        $               343         $             1,572


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the

                         21 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
3. Fees and Other Transactions with Affiliates Continued six months ended January 31, 2002, payments under the Class A plan totaled $399,315, all of which were paid by the Distributor to recipients, and included $58,805 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                                                       Distributor's
                                                                               Distributor's               Aggregate
                                                                                   Aggregate            Unreimbursed
                                                                                Unreimbursed           Expenses as %
                         Total Payments                 Amount Retained             Expenses           of Net Assets
                             Under Plan                  by Distributor           Under Plan                of Class
---------------------------------------------------------------------------------------------------------------------
Class B Plan                $ 1,123,018                     $ 1,123,018         $         --                      --%
Class C Plan                    349,714                         349,714                   --                      --
Class N Plan                     20,362                          12,190              499,942                    2.59

=====================================================================================================================

4. Illiquid Securities

As of January 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2002, was $27,400,000, which represents 3.46% of the Fund's net assets.

                         22 | OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

================================================================================
Officers and Trustees            James C. Swain, CEO, Chairman of the Board
                                 of Trustees and Trustee
                                 John V. Murphy, Trustee and President
                                 William L. Armstrong, Trustee
                                 Robert G. Avis, Trustee
                                 George C. Bowen, Trustee
                                 Edward L. Cameron, Trustee
                                 Jon S. Fossel, Trustee
                                 Sam Freedman, Trustee
                                 C. Howard Kast, Trustee
                                 Robert M. Kirchner, Trustee
                                 F. William Marshall, Jr., Trustee
                                 Barry D. Weiss, Vice President
                                 Carol E. Wolf, Vice President
                                 Robert G. Zack, Vice President and Secretary
                                 Brian W. Wixted, Treasurer
                                 Robert J. Bishop, Assistant Treasurer
                                 Scott T. Farrar, Assistant Treasurer
                                 Katherine P. Feld, Assistant Secretary
                                 Kathleen T. Ives, Assistant Secretary
                                 Denis R. Molleur, Assistant Secretary
================================================================================
Investment Advisor               OppenheimerFunds, Inc.

================================================================================
Distributor                      OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder         OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                     Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors             Deloitte & Touche LLP

================================================================================
Legal Counsel                    Myer, Swanson, Adams & Wolf, P.C.

                                 The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                 Oppenheimer funds are distributed by
                                 OppenheimerFunds Distributor, Inc.
                                 498 Seventh Avenue, New York, NY 10018

                                 (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                         23 | OPPENHEIMER CASH RESERVES
                            |
                            |

OPPENHEIMERFUNDS FAMILY

Global Equity                Developing Markets Fund                           Global Fund
                             International Small Company Fund                  Quest Global Value Fund
                             Europe Fund                                       Global Growth & Income Fund
                             International Growth Fund
---------------------------------------------------------------------------------------------------------------------
Equity                       Stock                                             Stock & Bond
                             Emerging Technologies Fund                        Quest Opportunity Value Fund
                             Emerging Growth Fund                              Total Return Fund
                             Enterprise Fund                                   Quest Balanced Value Fund
                             Discovery Fund                                    Capital Income Fund
                             Main Street(R) Small Cap Fund                     Multiple Strategies Fund
                             Small Cap Value Fund                              Disciplined Allocation Fund
                             MidCap Fund                                       Convertible Securities Fund
                             Main Street(R) Opportunity Fund                   Specialty
                             Growth Fund                                       Real Asset Fund(R)
                             Capital Appreciation Fund                         Gold & Special Minerals Fund
                             Main Street(R) Growth & Income Fund               Tremont Market Neutral Fund, LLC/2/
                             Value Fund                                        Tremont Opportunity Fund, LLC/2/
                             Quest Capital Value Fund
                             Quest Value Fund
                             Trinity Large Cap Growth Fund/1/
                             Trinity Core Fund
                             Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------
Income                       Taxable                                           Municipal
                             International Bond Fund                           California Municipal Fund/5/
                             High Yield Fund                                   New Jersey Municipal Fund/5/
                             Champion Income Fund                              New York Municipal Fund/5/
                             Strategic Income Fund                             Pennsylvania Municipal Fund/5/
                             Bond Fund                                         Municipal Bond Fund
                             Senior Floating Rate Fund                         Intermediate Municipal Fund
                             U.S. Government Trust
                             Limited-Term Government Fund
                             Capital Preservation Fund/3/
                             Rochester Division
                             Rochester National Municipals/4/
                             Rochester Fund Municipals
                             Limited Term New York Municipal Fund
---------------------------------------------------------------------------------------------------------------------
Select Managers              Stock                                             Stock & Bond
                             Mercury Advisors Focus Growth Fund                QM Active Balanced Fund/3/
                             Gartmore Millennium Growth Fund II
                             Jennison Growth Fund
                             Salomon Brothers Capital Fund
                             Mercury Advisors S&P 500(R) Index Fund/3/
---------------------------------------------------------------------------------------------------------------------
Money Market/6/              Money Market Fund                                 Cash Reserves

1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.
2. Special investor qualification and minimum investment requirements apply.See the prospectus for details.
3. Available only through qualified retirement plans.
4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.
5. Available to investors only in certain states.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.Although these funds may seek to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in these funds.

                         24 | OPPENHEIMER CASH RESERVES
                            |
                            |

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